Earnings Per Share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share (EPS)
Profit attributable to ordinary equity holders of the parent for basic earnings	€ 65,069	€ 11,498	€ 35,541
Weighted average number of ordinary shares for basic EPS	345,979	201,362	163,219
Effect of dilution from shared based payments programme	980	1,861	676
Weighted average number of ordinary shares adjusted for the effect of dilution	346,959	203,223	163,895